Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-3

Collection Period		1/1/12-1/31/12
Determination Date		2/9/2012
Distribution Date		2/15/2012

Pool Balance

1. Pool Balance on the close of the last day of the preceding Collection Period		$613,325,683.05
2. Collections allocable to Principal		$18,107,516.47
3. Purchase Amount allocable to Principal		$0.00
4. Defaulted Receivables		$62,514.09

5. Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)		$595,155,652.49

6. Total number of Receivables outstanding on the close of the last day of the related Collection Period		40,842

7. Initial Pool Balance		$650,000,004.80

	Beginning of Period	End of Period
8. Note Balances
a. Class A-1 Note Balance	$71,192,426.22	$53,204,095.97
b. Class A-2 Note Balance	$216,000,000.00	$216,000,000.00
c. Class A-3 Note Balance	$198,000,000.00	$198,000,000.00
d. Class A-4 Note Balance	$85,600,000.00	$85,600,000.00
e. Class B Note Balance	$13,650,000.00	$13,650,000.00
f. Class C Note Balance	$11,700,000.00	$11,700,000.00
g. Class D Note Balance	$11,050,000.00	$11,050,000.00

h. Note Balance (sum a - g)	$607,192,426.22	$589,204,095.97

9. Pool Factors

a. Class A-1 Note Pool Factor	0.6244950	0.4667026
b. Class A-2 Note Pool Factor	1.0000000	1.0000000
c. Class A-3 Note Pool Factor	1.0000000	1.0000000
d. Class A-4 Note Pool Factor	1.0000000	1.0000000
e. Class B Note Pool Factor	1.0000000	1.0000000
f. Class C Note Pool Factor	1.0000000	1.0000000
g. Class D Note Pool Factor	1.0000000	1.0000000

h. Note Pool Factor	0.9341422	0.9064678

10. Overcollateralization Target Amount		$5,951,556.52
11. Current overcollateralization amount (Pool Balance - Note Balance)		$5,951,556.52

12. Weighted Average Coupon		% 8.83%
13. Weighted Average Original Term		months 65.73
14. Weighted Average Remaining Term		months 57.16

Collections

15. Finance Charges:
a. Collections allocable to Finance Charge		$4,727,167.55
b. Liquidation Proceeds allocable to Finance Charge		$0.00
c. Purchase Amount allocable to Finance Charge		$0.00

d. Available Finance Charge Collections (sum a - c)		$4,727,167.55

16. Principal:
a. Collections allocable to Principal		$18,107,516.47
b. Liquidation Proceeds allocable to Principal		$17,500.00
c. Purchase Amount allocable to Principal		$0.00

d. Available Principal Collections (sum a - c)		$18,125,016.47

17. Total Finance Charge and Principal Collections (15d+16d)		$22,852,184.02
18. Interest Income from Collection Account		$1,114.53
19. Simple Interest Advances		$0.00

20. Available Collections (Ln17+18+19)		$22,853,298.55

Available Funds

21. Available Collections	$22,853,298.55
22. Reserve Account Draw Amount	$0.00

23. Available Funds	$22,853,298.55

Application of Available Funds

24. Servicing Fee
a. Monthly Servicing Fee	$511,104.74
b. Amount Unpaid from Prior Months	$0.00
c. Amount Paid	$511,104.74

d. Shortfall Amount (a + b - c)	$0.00

25. Unreimbursed Servicer Advances	$0.00

26. Backup Servicing Fees and Unpaid Transition Expenses
a. Monthly Servicing Fee	$3,833.29
b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
c. Other Unpaid Backup Servicing Fees	$0.00
d. Amount Paid	$3,833.29

e. Shortfall Amount (a + b + c - d)	$0.00

27. Class A Noteholder Interest Amounts
a. Class A-1 Monthly Interest	$23,350.40
b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

d. Total Class A-1 Note Interest (sum a - c)	$23,350.40

e. Class A-2 Monthly Interest	$126,000.00
f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

h. Total Class A-2 Note Interest (sum e - g)	$126,000.00

i. Class A-3 Monthly Interest	$176,550.00
j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

l. Total Class A-3 Note Interest (sum i - k)	$176,550.00

m. Class A-4 Monthly Interest	$107,713.33
n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

p. Total Class A-4 Note Interest (sum m - o)	$107,713.33

28. Priority Principal Distributable Amount	$0.00

29. Class B Noteholder Interest Amount
a. Class B Monthly Interest	$24,683.75
b. Additional Note Interest related to Class B Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

d. Total Class B Note Interest (sum a - c)	$24,683.75

30. Secondary Principal Distributable Amount	$0.00

31. Class C Noteholder Interest Amount
a. Class C Monthly Interest	$26,910.00
b. Additional Note Interest related to Class C Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

d. Total Class C Note Interest (sum a - c)	$26,910.00

32. Tertiary Principal Distributable Amount	$986,773.73

33. Class D Noteholder Interest Amount
a. Class D Monthly Interest	$35,912.50
b. Additional Note Interest related to Class D Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$35,912.50

34. Quaternary Principal Distributable Amount	$11,050,000.00

35. Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$13,072,831.74

36. Reserve Account Deficiency	$0.00

37. Regular Principal Distributable Amount	$5,951,556.52

38. Remaining Unpaid Servicer Transition Expenses, if any	$0.00

39. Additional Servicing Fees, if any	$0.00

40. Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00

Collection Account Activity

41. Deposits
a. Total Daily Deposits of Finance Charge Collections	$4,727,167.55
b. Total Daily Deposits of Principal Collections	$18,125,016.47
c. Withdrawal from Reserve Account	$0.00
d. Interest Income	$1,114.53

e. Total Deposits to Collection Account (sum a - d)	$22,853,298.55

42. Withdrawals
a. Servicing Fee and Unreimbursed Servicer Advances	$511,104.74
b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,833.29
c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$18,509,450.23
d. Deposit to Reserve Account	$0.00
e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,828,910.29

f. Total Withdrawals from Collection Account (sum a - e)	$22,853,298.55

Note Payment Account Activity

43. Deposits
a. Class A-1 Interest Distribution	$23,350.40
b. Class A-2 Interest Distribution	$126,000.00
c. Class A-3 Interest Distribution	$176,550.00
d. Class A-4 Interest Distribution	$107,713.33
e. Class B Interest Distribution	$24,683.75
f. Class C Interest Distribution	$26,910.00
g. Class D Interest Distribution	$35,912.50

h. Class A-1 Principal Distribution	$17,988,330.25
i. Class A-2 Principal Distribution	$0.00
j. Class A-3 Principal Distribution	$0.00
k. Class A-4 Principal Distribution	$0.00
l. Class B Principal Distribution	$0.00
m. Class C Principal Distribution	$0.00
n. Class D Principal Distribution	$0.00

o. Total Deposits to Note Payment Account (sum a - n)	$18,509,450.23

44. Withdrawals
a. Class A-1 Distribution	$18,011,680.65
b. Class A-2 Distribution	$126,000.00
c. Class A-3 Distribution	$176,550.00
d. Class A-4 Distribution	$107,713.33
e. Class B Distribution	$24,683.75
f. Class C Distribution	$26,910.00
g. Class D Distribution	$35,912.50

h. Total Withdrawals from Note Payment Account (sum a - g)	$18,509,450.23

Certificate Payment Account Activity

45. Deposits
a. Excess Collections	$3,828,910.29
b. Reserve Account surplus (Ln 55)	$99.50

c. Total Deposits to Certificate Payment Account (sum a - b)	$3,829,009.79

46. Withdrawals
a. Certificateholder Distribution	$3,829,009.79

b. Total Withdrawals from Certificate Payment Account	$3,829,009.79

Required Reserve Account Amount

47. Lesser of: (a or b)
a. $1,625,000.00	$1,625,000.00
b. Note Balance	$589,204,095.97

48. Required Reserve Account Amount	$1,625,000.00

Reserve Account Reconciliation

49. Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
50. Investment Earnings	$99.50
51. Reserve Account Draw Amount	$0.00

52. Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$1,625,099.50
53. Deposit from Available Funds (Ln 42d)	$0.00
54. If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55. Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$99.50

56. Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$1,625,000.00
57. Reserve Account Deficiency (Ln48 - Ln56)	$0.00

Instructions to the Trustee

58. Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59. Amount to be paid to Servicer from the Collection Account		$511,104.74
60. Amount to be paid to Backup Servicer from the Collection Account		$3,833.29
61. Amount to be deposited from the Collection Account into the Note Payment Account		$18,509,450.23
62. Amount to be deposited from the Collection Account into the Certificate Payment Account		$3,828,910.29
63. Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64. Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$99.50
65. Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$18,011,680.65
66. Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$126,000.00
67. Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$176,550.00
68. Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$107,713.33
69. Amount to be paid to Class B Noteholders from the Note Payment Account		$24,683.75
70. Amount to be paid to Class C Noteholders from the Note Payment Account		$26,910.00
71. Amount to be paid to Class D Noteholders from the Note Payment Account		$35,912.50
72. Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$3,829,009.79

Net Loss and Delinquency Activity

73. Net Losses with respect to preceding Collection Period		$45,014.09
74. Cumulative Net Losses		$52,472.38
75. Cumulative Net Loss Percentage		0.0081%

	Number of Loans	Principal Balance
76. Delinquency Analysis
a. 31 to 60 days past due	507	$5,846,331.71
b. 61 to 90 days past due	133	$1,855,904.20
c. 91 or more days past due	51	$692,219.83

d. Total Past Due (sum a-c)	691	8,394,455.74

Servicer Covenant

77. CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,626,771,000.00
78. Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on February 09, 2012.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer